Financial Instruments (Narrative) (Details) € in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2015 EUR (€)
Forward Exchange Contracts [Member]
Derivative [Line Items]
Maximum Remaining Maturity of Foreign Currency Derivatives	2 years 10 months	2 years 10 months
Interest rate management contract [Member]
Derivative [Line Items]
Maximum length of time of hedged exposures, years	0 years	0 years
Euro Denominated [Member] | Foreign Currency Debt [Member]
Derivative [Line Items]
Notional Amount included in designated foreign currency denominated debt	$ 1,034.4	€ 920.7	$ 768.4	€ 687.7
Net liability position of derivatives with credit risk-related contingent features	11.2		0.2
Collateral amount that counterparties would be required to post	$ 267.6		$ 226.9